Property, Plant, and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Disclosure Property, Plant, and Equipment [Abstract]
Land	$ 19,384	$ 19,627
Buildings and improvements	84,028	86,786
Machinery and equipment	118,907	120,554
Furniture, fixtures, and computer software	20,673	20,225
Construction in progress and other non-depreciating assets	1,726	525
Property, plant, and equipment, gross	244,718	247,717
Less: accumulated depreciation and amortization	(128,208)	(116,780)
Property, plant and equipment, total	116,510	130,937
Depreciation [Abstract]
Depreciation expense	$ 16,435	$ 18,669	$ 21,099